Other Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Othe Expense

		Years Ended December 31

(in thousands)	Note	2017	2016
Stand-by fees	18.1	$3,029	$2,801
Letter of guarantee	18.2	1,567	1,185
Amortization of credit facility origination fees - undrawn facilities	18.1	761	636
Other		63	78

Total other expense		$5,420	$4,700